Net interest income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net interest income
Cash and balances with central banks	£ 1,123	£ 583	£ 186
Financial investments	0	754	740
Fair value through other comprehensive income	1,029	0	0
Other	316	225	57
Interest income	14,541	13,631	14,541
Deposits at amortised cost	(2,250)	(1,493)	(1,779)
Debt securities in issue	(1,677)	(915)	(990)
Subordinated liabilities	(1,223)	(1,223)	(1,104)
Other	(329)	(155)	(131)
Interest expense	(5,479)	(3,786)	(4,004)
Net interest income	£ 9,062	£ 9,845	£ 10,537